---------------------
 SEMI-ANNUAL
---------------------
 REPORT
---------------------
 INCOME
---------------------
 FUNDS
---------------------

Ginnie Mae Fund

Intermediate Bond Fund

Short-Intermediate
U.S. Government
Income Fund

INSTITUTIONAL CLASS

SEPTEMBER 30, 1997

                                                               TABLE OF CONTENTS
LETTER TO SHAREHOLDERS                                                         1

INVESTMENT ADVISER Q & A

  Ginnie Mae Fund                                                              3

  Intermediate Bond Fund                                                       5

  Short-Intermediate U.S. Government Income Fund                               7

PORTFOLIOS OF INVESTMENTS

  Ginnie Mae Fund                                                              9

  Intermediate Bond Fund                                                      15

  Short-Intermediate U.S. Government Income Fund                              19

STAGECOACH FUNDS

  Statement of Assets and Liabilities                                         24

  Statement of Operations                                                     25

  Statements of Changes in Net Assets                                         26

  Financial Highlights                                                        28

  Notes to Financial Statements                                               35

LIST OF ABBREVIATIONS                                                         45
 STAGECOACH FUNDS:
 -------------------------------------------------------------------------

- ARE NOT FDIC INSURED
- ARE NOT GUARANTEED BY WELLS FARGO BANK            [NO FDIC]
- ARE NOT DEPOSITS OR OBLIGATIONS OF WELLS FARGO
  BANK
- INVOLVE INVESTMENT RISK, INCLUDING POSSIBLE LOSS
  OF PRINCIPAL

---------------------

                                                          LETTER TO SHAREHOLDERS

------------------
TO OUR SHAREHOLDERS:
We are pleased to present you with the Stagecoach Semi-Annual Report for the six-month period ended September 30, 1997.

On October 27, shortly after the close of the reporting period for this Semi-Annual Report, the stock market suffered its worst one-day drop since 1987. As measured by the Dow Jones Industrial Average, the market lost 7.2% of its value.

By November 5, however, the Dow had recovered, at least temporarily, all that it had lost during the "crash."

What are the lessons shareholders can glean from these events? The only certainty is that there are no certainties when it comes to investing. Dramatic market movements can occur at any time for a variety of reasons -- and the effects can last for years or be corrected in just a few days. Perhaps the most significant lessons learned this October are the ones we have all heard before:

- HAVE A SOLID, LONG-TERM STRATEGIC PLAN. What are your goals? How long before you will need to spend the money you have invested? How much risk are you willing to tolerate? Solid planning with the long-term in mind will help you keep your focus during periods of short-term volatility.

- IF LONG-TERM GROWTH IS YOUR GOAL, STOCKS ARE HISTORICALLY THE BEST INVESTMENT. While bonds or cash may have a greater return than stocks during certain periods, over the long term stocks have outperformed every other investment class.

- USE ASSET ALLOCATION TO LIMIT VOLATILITY. The extent to which you should allocate your assets to less volatile classes depends on your individual circumstances, including such factors as how close you are to your investment horizon and to what extent you need to preserve capital. Seek the advice of an investment professional to help you determine your asset allocation.

During the six-month reporting period ended September 30, 1997 covered by this report, the equity market continued to post the type of strong gains we have seen over the last few years, with the S&P 500 showing a 26.26% total return. The bond market, as measured by the Lehman Brothers Long Government Bond Index, did better than it has in the recent past with a strong 11.67% return. These returns should help provide a context for the downturn of October 27; there is no guarantee, of course, that such robust returns will continue.

The following pages contain discussions of the individual Funds, including specific commentary on what affected the returns and how the portfolio managers tried to capture value or prepare for the future.

                                                           ---------------------

LETTER TO SHAREHOLDERS

There are expected to be some changes during the last quarter of 1997 for the Stagecoach Funds. Shareholders in the Overland Express Family of Funds have been asked to approve a merger with Stagecoach. Both Fund groups are advised by Wells Fargo Bank. If approved by Overland Shareholders, the merger is expected to occur on December 12, 1997. The merger will allow us to eliminate certain administrative and management costs, and will result in a single Fund family with over 30 Funds and approximately $20 billion in assets. In addition, several Funds are changing their names. The name changes are detailed within the discussion for the affected Funds.

Thank you for your continued investment with the Stagecoach Funds.

STAGECOACH FUNDS
NOVEMBER 1997

THE S&P 500 INDEX IS AN UNMANAGED INDEX OF 500 WIDELY HELD COMMON STOCKS REPRESENTING, AMONG OTHERS, INDUSTRIAL, FINANCIAL, UTILITY AND TRANSPORTATION COMPANIES LISTED OR TRADED ON NATIONAL EXCHANGES OR OVER-THE-COUNTER MARKETS. THE LEHMAN BROTHERS LONG GOVERNMENT BOND INDEX IS AN UNMANAGED INDEX COMPOSED OF U.S. GOVERNMENT BONDS WITH 20-YEAR OR LONGER MATURITIES.

---------------------
2

                                                                 GINNIE MAE FUND

--------------------
INVESTMENT ADVISER Q&A
WHAT WAS THE TOTAL RETURN FOR THE FUND DURING THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 1997?

The total return for Institutional Class shares for the period was 6.03%.

ARE GINNIE MAE SECURITIES AS SENSITIVE TO INTEREST RATE CHANGES AS OTHER BONDS?

Ginnie Maes move in tandem with Treasury securities and in reaction to small changes in interest rates. In the event of a large move in rates, the spread between Ginnie Mae returns and interest rates may increase due to prepayment risk. This is the risk that as rates drop, homeowners may refinance their mortgages to take advantage of the lower rates. This can potentially reduce the expected returns from Ginnie Maes. The March 1997 increase in the federal funds target rate was small, only 0.25%, leaving the prepayment picture fairly stable.

DESCRIBE THE DIFFERENCES BETWEEN THE VARIOUS GOVERNMENT MORTGAGE-BACKED SECURITIES, SUCH AS GINNIE MAES, FANNIE MAES AND FEDERAL HOME LOAN MORTGAGE CORPORATION SECURITIES. DO THEY GENERALLY HAVE YIELD DIFFERENCES?

The main difference between them is that the Ginnie Mae securities, issued by the Government National Mortgage Association, are backed by the full faith and credit of the United States Government. The U.S. Government has never defaulted on such securities. The other securities are issued by government agencies that guarantee the payment of interest and the repayment of principal. There is no guarantee that the U.S. Government will back the other agencies. Nevertheless, Fannie Mae and Federal Home Loan Mortgage Corporation securities are considered to have outstanding credit quality, but the superiority of Ginnie Mae credit quality allows it to trade at slightly lower yields.

ARE THERE ANY CHANGES IN STORE FOR SHAREHOLDERS OF THE FUND?

There are two important changes. Both are contingent upon the approval of shareholders of the U.S. Government Income Fund of Overland Express Funds, Inc., also advised by Wells Fargo Bank, to merge with and into the Fund. As of December 15, the Fund will change its name to the U.S. Government Income Fund. More important, however, is the slight shift in investment policy approved by the Stagecoach Board of Directors. This change is that the current stipulation that the Fund invest 65% of its assets in Ginnie Mae securities be removed. The Fund will continue to invest 65% of its assets in mortgage-backed securities issued or guaranteed by government agencies. This change will allow the Fund to seek higher yielding mortgages without significantly altering credit quality.

                                                           ---------------------

GINNIE MAE FUND

---------------------
PERFORMANCE AT A GLANCE
INSTITUTIONAL CLASS SHARE PERFORMANCE AS OF 9/30/97
--------------------------------------------------------------------------------

                                                                         SINCE 1/3/91
                                     1 YEAR      3 YEAR      5 YEAR      INCEPTION
---------------------------------------------------------------------------------------
Average Annual Total Returns         8.80%       8.76%       5.99%       7.44%
---------------------------------------------------------------------------------------

Past performance is not predictive of future results. The investment return and net asset value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may have a greater or lesser net asset value than when originally purchased.

Average annual total returns for the indicated periods represent the average annual increase in the value of an investment over the periods assuming reinvestment of dividends and capital gain distributions at net asset value.

The Class A shares of the Stagecoach Ginnie Mae Fund commenced operations on January 1, 1992 as successor to the Ginnie Mae Fund of the Wells Fargo Investment Trust for Retirement Programs. The Predecessor Fund's date of inception was January 3, 1991. The Institutional Class shares commenced operations on September 6, 1996. The performance figures shown for the Institutional Class shares for periods prior to September 6, 1996 include the performance of the Predecessor Fund and the performance and expenses of the Fund's Class A shares which had the same investment objectives and strategies.

The Fund's manager has voluntarily waived portions of its fees or has reimbursed expenses to the Fund, which has reduced operating expenses for shareholders. Without this reduction, the Fund's returns would have been lower.

---------------------
4

                                                          INTERMEDIATE BOND FUND

--------------------
INVESTMENT ADVISER Q&A
WHAT WAS THE TOTAL RETURN FOR THE FUND DURING THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 1997?

The total return for Institutional Class shares for the period was 5.83%.

HOW DID THE FUND'S ALLOCATION OF INVESTMENTS SHIFT BETWEEN GOVERNMENT AND CORPORATE BONDS DURING THE PERIOD?

The allocation shifts were relatively minor, showing favor to the corporate sector in order to take advantage of the available combination of slightly higher yields and good credit quality. During the reporting period, the corporate bond portion of the portfolio increased from 50% at the beginning of April to 53% at the end of September. This increase was accomplished at the expense of both the cash and government bond allocations. The cash level was reduced from 4% to 1%, leaving 32% in government bonds.

DID SPECULATION ABOUT FURTHER INTEREST RATE INCREASES PLAY A ROLE IN THE ALLOCATION CHANGES?

Not directly. The difference in yields between government and corporate bonds remains narrow by historical standards and is expected to remain fairly stable. The Fund had generally anticipated the March 1997 increase in the federal funds target rate and therefore did not do much shifting. Any rebalancing of the Fund's portfolio in response to interest rate changes was more in the nature of fine-tuning.

WHAT IS THE CURRENT OUTLOOK FOR INTEREST RATES?

We expect the unusual combination of strong economic growth and low inflation to continue in the fourth quarter. The market appears sensitive to any suggestion of too much growth and/or higher inflation. We do not believe the Federal Reserve will increase the federal funds target rate in November, but we do expect further tightening. Until then, interest rates are expected to remain in the 6.00% to 6.75% range. Recently, the average maturity of the Fund's investments has been extended compared to its length at the beginning of the period.

                                                           ---------------------

INTERMEDIATE BOND FUND

---------------------
PERFORMANCE AT A GLANCE
INSTITUTIONAL CLASS SHARE PERFORMANCE AS OF 9/30/97
--------------------------------------------------------------------------------

                                                                         SINCE 6/1/88
                                     1 YEAR      3 YEAR      5 YEAR      INCEPTION
---------------------------------------------------------------------------------------
Average Annual Total Returns         7.57%       7.90%       5.69%       8.14%
---------------------------------------------------------------------------------------

Past performance is not predictive of future results. The investment return and net asset value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may have a greater or lesser net asset value than when originally purchased.

Average annual total returns for the indicated periods represent the average annual increase in the value of an investment over the periods assuming reinvestment of dividends and capital gain distributions at net asset value.

On September 6, 1996 the Fund was reorganized as the successor to the Pacifica Intermediate Bond Fund (10/95 to 9/96) and the Westcore Bonds Plus Fund (6/88 to 9/95). Historical performance has been calculated using returns provided by these Predecessor Funds. For periods prior to September 6, 1996, Institutional Class performance reflects the performance of the Predecessor Funds.

The Fund's manager has voluntarily waived portions of its fees or has reimbursed expenses to the Fund, which has reduced operating expenses for shareholders. Without these reductions, the Fund's returns would have been lower.

------------------------
6

                                  SHORT-INTERMEDIATE U.S. GOVERNMENT INCOME FUND

--------------------
INVESTMENT ADVISER Q&A
WHAT WAS THE TOTAL RETURN FOR THE FUND DURING THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 1997?

The total return for Institutional Class shares for the period was 5.17%.

HOW DID THE FUND'S ALLOCATION OF INVESTMENTS SHIFT BETWEEN GOVERNMENT AND CORPORATE BONDS DURING THE PERIOD?

The Fund decreased its allocations to Treasury securities and cash, with allocations to corporate and mortgage-backed securities remaining stable. The federal agency allocation was increased from 23% to 34%.

DID SPECULATION ABOUT FURTHER INTEREST RATE INCREASES PLAY A ROLE IN THE ALLOCATION CHANGES?

Not directly. The difference in yields between government and corporate bonds remains narrow by historical standards and is expected to remain fairly stable. This has allowed the Fund to upgrade credit quality without sacrificing too much yield.

WHAT IS THE CURRENT OUTLOOK FOR INTEREST RATES?

We expect the unusual combination of strong economic growth and low inflation to continue in the fourth quarter. The market appears sensitive to any suggestion of too much growth and/or higher inflation. We do not believe the Federal Reserve will increase the federal funds target rate in November, but we do expect further tightening. Until then, interest rates are expected to remain in the 6.00% to 6.75% range. Recently, the average maturity of the Fund's investments has been extended compared to its length at the beginning of the period.

                                                           ---------------------

SHORT-INTERMEDIATE U.S. GOVERNMENT INCOME FUND

---------------------
PERFORMANCE AT A GLANCE
INSTITUTIONAL CLASS SHARE PERFORMANCE AS OF 9/30/97
--------------------------------------------------------------------------------

                                                                        SINCE 10/27/93
                                                1 YEAR      3 YEAR      INCEPTION
--------------------------------------------------------------------------------------
Average Annual Total Returns                    7.89%       7.08%       5.19%
--------------------------------------------------------------------------------------

Past performance is not predictive of future results. The investment return and net asset value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may have a greater or lesser net asset value than when originally purchased.

Average annual total returns for the indicated periods represent the average annual increase in the value of an investment over the periods assuming reinvestment of dividends and capital gain distributions at net asset value.

The Class A shares of the Stagecoach Short-Intermediate U.S. Government Income Fund commenced operations on October 27, 1993. Performance figures for the Institutional Class reflect the performance and expenses of the Class A shares for periods prior to September 6, 1996. The Institutional Class shares commenced operations on September 6, 1996.

The Fund's manager has voluntarily waived portions of its fees or has reimbursed expenses to the Fund, which has reduced operating expenses for shareholders. Without these reductions, the Fund's returns would have been lower.

---------------------
8

                                                     GINNIE MAE FUND (UNAUDITED)
-----------------------------------------------------
PORTFOLIO OF INVESTMENTS  - SEPTEMBER 30, 1997

                                                                               INTEREST
 PRINCIPAL   SECURITY NAME                                                       RATE          VALUE
             U.S. GOVERNMENT AGENCY SECURITIES - 94.86%
             FEDERAL FARM CREDIT - 2.56%
$ 4,000,000  Federal Farm Credit Bank                                               6.38 % $   3,967,480
             02/25/02

             FEDERAL HOME LOAN MORTGAGE CORPORATION - 1.82%
$ 2,754,426  Federal Home Loan Mortgage Corp                                        7.50 % $   2,824,719
             12/01/11

             FEDERAL NATIONAL MORTGAGE ASSOCIATION - 12.93%
$ 3,253,058  Federal National Mortgage Assoc                                        7.50 % $   3,344,111
             01/01/11
  8,796,535  Federal National Mortgage Assoc                                        9.00       9,459,530
             03/01/21
  7,000,000  Federal National Mortgage Assoc                                        8.00       7,230,090
             07/15/27
                                                                                           --------------
                                                                                           $  20,033,731

             GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 77.55%
$15,000,000  Government National Mortgage Assoc                                     6.50 % $  14,677,975
             7/1/27
    314,445  Government National Mortgage Assoc                                     6.50         314,951
             02/20/08
  1,278,157  Government National Mortgage Assoc                                     6.50       1,254,971
             05/15/24
  4,557,769  Government National Mortgage Assoc                                     6.75       4,486,531
             09/15/28
  1,587,470  Government National Mortgage Assoc                                     6.88       1,571,088
             01/15/29
 17,859,067  Government National Mortgage Assoc                                     7.00      17,802,454
             6/20/27
  4,834,404  Government National Mortgage Assoc                                     7.00       4,822,125
             04/20/26

                                                           ---------------------

GINNIE MAE FUND (UNAUDITED)

                                                                               INTEREST
 PRINCIPAL   SECURITY NAME                                                       RATE          VALUE
             U.S. GOVERNMENT AGENCY SECURITIES (CONTINUED)
$ 4,953,856  Government National Mortgage Assoc                                     7.00 % $   4,938,152
             02/20/27
  1,880,791  Government National Mortgage Assoc                                     7.00       1,882,484
             05/15/26
 14,844,504  Government National Mortgage Assoc                                     7.50      15,110,814
             8/15/27
  1,367,125  Government National Mortgage Assoc                                     7.50       1,383,353
             06/15/25
  1,090,092  Government National Mortgage Assoc                                     7.50       1,113,387
             03/15/23
  4,476,184  Government National Mortgage Assoc                                     7.50       4,559,262
             10/15/25
    912,673  Government National Mortgage Assoc                                     8.00         948,861
             05/15/22
  6,203,323  Government National Mortgage Assoc                                     8.00       6,426,022
             08/15/24
  4,105,540  Government National Mortgage Assoc                                     8.43       4,299,116
             08/01/27
  2,182,585  Government National Mortgage Assoc                                     8.50       2,271,242
             04/15/27
  2,635,179  Government National Mortgage Assoc                                     8.50       2,742,220
             03/15/27
  3,815,151  Government National Mortgage Assoc                                     8.50       3,997,439
             10/15/25
  4,159,838  Government National Mortgage Assoc                                     8.50       4,358,595
             07/15/25
    583,901  Government National Mortgage Assoc                                     9.00         623,472
             07/20/22
    185,219  Government National Mortgage Assoc                                     9.00         198,523
             04/20/19
    176,543  Government National Mortgage Assoc                                     9.00         190,107
             09/20/16
    570,422  Government National Mortgage Assoc                                     9.00         603,398
             09/20/16
    459,812  Government National Mortgage Assoc                                     9.00         492,265
             12/20/21

------------------------
10

                                                     GINNIE MAE FUND (UNAUDITED)

                                                                               INTEREST
 PRINCIPAL   SECURITY NAME                                                       RATE          VALUE
             U.S. GOVERNMENT AGENCY SECURITIES (CONTINUED)
$   315,871  Government National Mortgage Assoc                                     9.00 % $     334,132
             07/20/17
  4,388,755  Government National Mortgage Assoc                                     9.00       4,732,789
             06/15/21
    228,724  Government National Mortgage Assoc                                     9.50         247,173
             05/20/16
     35,381  Government National Mortgage Assoc                                     9.50          38,235
             05/20/17
     22,951  Government National Mortgage Assoc                                    10.00          25,592
             01/15/19
      1,733  Government National Mortgage Assoc                                    12.00           1,844
             12/01/16
      4,233  Government National Mortgage Assoc                                    12.00           4,505
             03/01/17
    857,691  Government National Mortgage Assoc II                                  8.00         885,523
             5/25/25
  2,205,520  Government National Mortgage Assoc II                                  8.00       2,276,428
             06/20/26
  1,071,245  Government National Mortgage Assoc II                                  8.00       1,105,686
             07/20/26
    436,278  Government National Mortgage Assoc II                                  8.00         452,486
             03/20/23
    102,384  Government National Mortgage Assoc II                                  8.00         106,187
             02/20/23
    902,649  Government National Mortgage Assoc II                                  8.50         942,393
             11/20/25
    134,563  Government National Mortgage Assoc II                                  9.00         144,145
             04/20/21
    248,955  Government National Mortgage Assoc II                                  9.50         268,627
             08/20/19
  1,028,085  Government National Mortgage Assoc II                                  9.50       1,109,324
             10/20/19
    129,633  Government National Mortgage Assoc II                                  9.50         139,700
             03/20/21
     32,586  Government National Mortgage Assoc II                                 10.00          35,998
             07/20/20

                                                           ---------------------

GINNIE MAE FUND (UNAUDITED)

                                                                               INTEREST
 PRINCIPAL   SECURITY NAME                                                       RATE          VALUE
             U.S. GOVERNMENT AGENCY SECURITIES (CONTINUED)
$   242,474  Government National Mortgage Assoc II                                 10.00 % $     267,866
             08/20/20
    348,727  Government National Mortgage Assoc II                                 10.00         385,246
             09/20/20
    268,692  Government National Mortgage Assoc II                                 10.00         296,832
             12/20/20
    259,287  Government National Mortgage Assoc II                                 10.00         286,439
             01/20/21
  1,571,988  Government National Mortgage Assoc II                                 10.00       1,736,607
             03/20/21
  1,177,906  Government National Mortgage Assoc II                                 10.00       1,301,268
             05/20/21
    153,323  Government National Mortgage Assoc II                                 10.00         169,584
             07/20/14
     82,487  Government National Mortgage Assoc II                                 10.00          91,126
             06/20/22
     34,457  Government National Mortgage Assoc II                                 10.00          38,130
             02/20/16
      3,686  Government National Mortgage Assoc II                                 10.00           4,076
             12/20/13
    982,202  Government National Mortgage Assoc II                                 11.00       1,122,205
             08/20/19
    298,684  Government National Mortgage Assoc II                                 11.00         340,849
             06/20/20
    207,148  Government National Mortgage Assoc II                                 11.00         236,675
             08/20/20
                                                                                           --------------
                                                                                           $ 120,196,477
             TOTAL U.S. GOVERNMENT AGENCY SECURITIES                                       $ 147,022,407
             (Cost $146,094,607)

             U.S. TREASURY SECURITIES - 9.64%
             U.S. TREASURY BONDS - 1.88%
$ 3,000,000  U.S. Treasury Bonds                                                    6.25 % $   2,912,340
             08/15/23

------------------------
12

                                                     GINNIE MAE FUND (UNAUDITED)

                                                                               INTEREST
 PRINCIPAL   SECURITY NAME                                                       RATE          VALUE
             U.S. TREASURY SECURITIES (CONTINUED)
             U.S. TREASURY NOTES - 7.76%
$12,000,000  U.S. Treasury Notes                                                    6.00 % $  12,033,720
             05/31/98
                                                                                           --------------
             TOTAL U.S. TREASURY SECURITIES                                                $  14,946,060
             (Cost $14,953,591)

             SHORT-TERM INSTRUMENTS - 13.45%
             REPURCHASE AGREEMENTS - 13.45%
$ 3,349,000  Goldman Sachs Pooled Repurchase Agreement - 102%
               Collateralized by U.S. Government Securities                         6.15 % $   3,349,000
             10/01/97
  5,000,000  HSBC Securities Inc Repurchase Agreement - 102%
               Collateralized by U.S. Government Securities                         6.00       5,000,000
             10/01/97
  7,500,000  JP Morgan Securities Inc Repurchase Agreement - 102%
               Collateralized by U.S. Government Securities                         6.00       7,500,000
             10/01/97
  5,000,000  Morgan Stanley & Co Repurchase Agreement - 102%
               Collateralized by U.S. Government Securities                         6.00       5,000,000
             10/01/97
                                                                                           --------------
             TOTAL SHORT-TERM INSTRUMENTS                                                  $  20,849,000

                                                           ---------------------

GINNIE MAE FUND (UNAUDITED)

             SHORT-TERM INSTRUMENTS (CONTINUED)
             TOTAL INVESTMENTS IN SECURITIES

              (Cost $181,897,198)* (Notes 1 and 3)                    117.95%               $  182,817,467
              Other Assets and Liabilities, Net                       (17.95)                  (27,823,401)
                                                                      ------                --------------
              TOTAL NET ASSETS                                        100.00%               $  154,994,066
                                                                      ------                --------------
                                                                      ------                --------------
----------------------------------------------------------------------------------------------------------

  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:

Gross Unrealized Appreciation   $  1,405,909
Gross Unrealized Depreciation       (485,640)
                                ------------
NET UNREALIZED APPRECIATION     $    920,269
                                ------------
                                ------------

The accompanying notes are an integral part of these financial statements.

------------------------
14

                                              INTERMEDIATE BOND FUND (UNAUDITED)
-----------------------------------------------------
PORTFOLIO OF INVESTMENTS  - SEPTEMBER 30, 1997

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             INTERNATIONAL FOREIGN GOVERNMENTS - 6.04%
             FOREIGN GOVERNMENTS - 6.04%
$ 1,300,000  Ontario, Province of                                 7.63 %        06/22/04   $   1,378,000
  1,500,000  Quebec, Province of                                  6.50          01/17/06       1,475,625
                                                                                           --------------
             TOTAL INTERNATIONAL FOREIGN GOVERNMENTS                                       $   2,853,625
             (Cost $2,736,838)

             CORPORATE BONDS & NOTES - 52.88%
             BANK & FINANCE - 23.17%
$   500,000  First Chicago NBD Bancorp                            8.10 %        03/01/02   $     530,000
  1,000,000  General Motors Acceptance Corp                       6.88          07/15/01       1,015,000
    500,000  ITT Hartford Group Inc                               8.20          10/15/98         512,115
  1,000,000  Midland Bank Plc                                     7.63          06/15/06       1,052,500
  1,000,000  NationsBank Corp                                     6.88          02/15/05       1,010,000
  1,750,000  Norwest Corp                                         7.13          04/01/00       1,785,000
  1,000,000  NYNEX Credit Co                                      6.25          06/13/02       1,002,450
  2,000,000  Sears Roebuck Acceptance Corp                        5.82          12/07/98       2,002,720
  1,000,000  Smith Barney Holdings                                6.50          10/15/02       1,002,500
  1,000,000  Standard Credit Card Master Credit                   8.35          01/07/00       1,025,600
                                                                                           --------------
                                                                                           $  10,937,885

             INDUSTRIALS - 8.38%
$   400,000  International Business Machines Corp                 7.50 %        06/15/13   $     425,500
  1,000,000  Lockheed Martin Co                                   6.85          05/15/01       1,016,250
  1,500,000  Mobil Oil Corp                                       6.25          08/31/01       1,498,125
  1,000,000  Pepsico Inc                                          7.63          11/01/98       1,016,800
                                                                                           --------------
                                                                                           $   3,956,675

                                                           ---------------------

INTERMEDIATE BOND FUND (UNAUDITED)

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             CORPORATE BONDS & NOTES (CONTINUED)
             MISCELLANEOUS BONDS - 16.96%
$ 1,300,000  CIT Group Holdings                                   5.88 %        11/09/98   $   1,299,974
  1,000,000  CSX Corp                                             7.25          05/01/04       1,026,250
  1,150,000  Disney (Walt) Co                                     6.75          03/30/06       1,161,500
  2,000,000  Ford Holdings Inc                                    9.38          03/01/20       2,484,240
  1,000,000  Philip Morris Co Inc                                 7.00          07/15/05       1,007,500
  1,000,000  RJR Nabisco Inc                                      8.25          07/01/04       1,028,750
                                                                                           --------------
                                                                                           $   8,008,214

             UTILITIES - 4.37%
$ 2,000,000  US West Capital Funding Inc                          7.30 %        01/15/07   $   2,062,499
                                                                                           --------------
             TOTAL CORPORATE BONDS & NOTES                                                 $  24,965,273
             (Cost $24,694,675)

             U.S. GOVERNMENT AGENCY SECURITIES - 12.54%
             FEDERAL HOME LOAN MORTGAGE CORPORATION - 0.18%
$    79,545  FHLMC #274688                                        9.00 %        07/01/16   $      85,136

             FEDERAL NATIONAL MORTGAGE ASSOCIATION - 1.40%
$   317,720  FNMA #050965                                         6.50 %        01/01/24   $     310,768
    354,761  FNMA #264440                                         6.00          12/01/08         349,461
                                                                                           --------------
                                                                                           $     660,229

             GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 10.96%
$    38,452  GNMA #122382                                        11.50 %        04/15/15   $      44,430
    176,544  GNMA #158583                                         9.00          09/20/16         190,107
    146,906  GNMA #1740                                           9.00          10/20/21         157,275
    124,532  GNMA #1740                                           9.00          12/20/21         133,322
    114,453  GNMA #188769                                         9.00          02/15/17         124,106
     33,246  GNMA #197650                                         9.00          08/15/21          35,852
     18,927  GNMA #201783                                         9.00          02/15/17          20,524
     73,159  GNMA #258377                                        10.00          08/15/18          81,575
    109,628  GNMA #262027                                        10.00          08/15/18         122,239
      7,558  GNMA #264106                                         9.00          11/15/18           8,186

------------------------
16

                                              INTERMEDIATE BOND FUND (UNAUDITED)

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             U.S. GOVERNMENT AGENCY SECURITIES (CONTINUED)
$    96,254  GNMA #302683                                         9.00 %        03/15/21   $     103,799
    196,497  GNMA #305078                                         9.00          04/15/21         211,900
  1,226,353  GNMA #336930                                         7.50          03/15/23       1,252,560
    475,666  GNMA #339486                                         7.50          04/15/23         485,831
    198,090  GNMA #389023                                         8.50          11/15/22         208,607
  1,417,057  GNMA #417389                                         7.00          05/15/26       1,418,333
    232,674  GNMA #57247                                          9.50          05/20/16         251,441
    313,652  GNMA #8552                                           6.87          11/20/24         323,159
                                                                                           --------------
                                                                                           $   5,173,246
             TOTAL U.S. GOVERNMENT AGENCY SECURITIES                                       $   5,918,611
             (Cost $5,822,915)

             U.S. TREASURY SECURITIES - 27.11%
             U.S. TREASURY BONDS - 13.18%
$ 2,500,000  U.S. Treasury Bonds                                  8.13 %        08/15/19   $   2,973,825
  2,500,000  U.S. Treasury Bonds                                 10.38          11/15/12       3,248,050
                                                                                           --------------
                                                                                           $   6,221,875

             U.S. TREASURY NOTES - 13.93%
$ 2,250,000  U.S. Treasury Notes                                  6.75 %        04/30/00   $   2,296,755
  1,000,000  U.S. Treasury Notes                                  7.25          08/15/04       1,063,120
  2,000,000  U.S. Treasury Notes                                  7.88          11/15/04       2,199,060
  1,000,000  U.S. Treasury Notes                                  8.25          07/15/98       1,020,160
                                                                                           --------------
                                                                                           $   6,579,095
             TOTAL U.S. TREASURY SECURITIES                                                $  12,800,970
             (Cost $12,774,277)

                                                           ---------------------

INTERMEDIATE BOND FUND (UNAUDITED)

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             SHORT-TERM INSTRUMENTS - 1.21%
             REPURCHASE AGREEMENTS - 1.21%
$   235,000  Goldman Sachs Pooled Repurchase Agreement -
               102% Collateralized by U.S. Government
               Securities                                         6.15          10/01/97   $     235,000
    336,000  JP Morgan Securities Inc Repurchase Agreement -
               102% Collateralized by U.S. Government
               Securities                                         6.00          10/01/97         336,000
                                                                                           --------------
             TOTAL SHORT-TERM INSTRUMENTS                                                  $     571,000
             (Cost $571,000)

             TOTAL INVESTMENTS IN SECURITIES

              (Cost $46,599,705)* (Notes 1 and 3)                      99.78%               $   47,109,479
              Other Assets and Liabilities, Net                         0.22                       103,373
                                                                      ------                --------------
              TOTAL NET ASSETS                                        100.00%               $   47,212,852
                                                                      ------                --------------
                                                                      ------                --------------
----------------------------------------------------------------------------------------------------------

  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:

Gross Unrealized Appreciation   $    660,893
Gross Unrealized Depreciation       (151,119)
                                ------------
NET UNREALIZED APPRECIATION     $    509,774
                                ------------
                                ------------

The accompanying notes are an integral part of these financial statements.

------------------------
18

                      SHORT-INTERMEDIATE U.S. GOVERNMENT INCOME FUND (UNAUDITED)
-----------------------------------------------------
PORTFOLIO OF INVESTMENTS  - SEPTEMBER 30, 1997

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             CORPORATE BONDS & NOTES - 33.44%
             BANK & FINANCE - 5.62%
$ 5,000,000  First Bank Corp                                      6.40 %        02/15/03   $   5,027,150

             INTERNATIONAL AGENCIES - 2.95%
$ 2,500,000  European Investment Bank                             7.13 %        09/18/06   $   2,637,500

             MISCELLANEOUS BONDS - 18.97%
$ 5,000,000  Anheuser-Busch Co                                    6.75 %        08/01/03   $   5,087,500
  4,000,000  Comdisco Inc                                         6.50          04/30/99       4,025,000
  4,000,000  Honeywell Inc                                        6.75          03/15/02       4,050,000
  3,800,000  Norwest Financial Inc                                6.38          09/15/02       3,801,900
                                                                                           --------------
                                                                                           $  16,964,400

             UTILITIES - 5.90%
$ 5,000,000  Pacific Gas & Electric Co                            7.88 %        03/01/02   $   5,281,250
                                                                                           --------------
             TOTAL CORPORATE BONDS & NOTES                                                 $  29,910,300
             (Cost $29,456,580)

             U.S. GOVERNMENT AGENCY SECURITIES - 47.27%
             FEDERAL AGENCY - OTHER - 2.27%
$ 2,000,000  Tennessee Valley Authority                           6.50 %        08/20/01   $   2,026,240

             FEDERAL HOME LOAN BANKS - 4.42%
$ 1,030,000  FHLB                                                 8.45 %        07/26/99   $   1,073,816
  2,760,000  FHLB                                                 8.60          06/25/99       2,879,260
                                                                                           --------------
                                                                                           $   3,953,076

                                                           ---------------------

SHORT-INTERMEDIATE U.S. GOVERNMENT INCOME FUND (UNAUDITED)

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             U.S. GOVERNMENT AGENCY SECURITIES (CONTINUED)
             FEDERAL HOME LOAN MORTGAGE CORPORATION - 9.51%
$ 5,000,000  FHLMC                                                6.79 %        08/26/05   $   5,118,750
  1,500,000  FHLMC                                                7.13          07/21/99       1,530,315
    143,553  FHLMC # 546103                                      10.50          08/01/19         156,910
     30,824  FHLMC #189194                                        8.75          08/01/08          32,481
     57,010  FHLMC #22-0009                                       8.25          08/01/01          58,222
    236,981  FHLMC #291786                                        8.50          01/01/09         246,380
  1,090,670  FHLMC #536534                                        9.00          07/01/17       1,159,852
    198,583  FHLMC #544269                                        8.00          11/01/08         205,099
                                                                                           --------------
                                                                                           $   8,508,009

             FEDERAL NATIONAL MORTGAGE ASSOCIATION - 23.02%
$   290,939  FNMA #2783                                           8.75 %        03/01/07   $     306,393
  3,336,827  FNMA #50761                                          6.00          07/01/08       3,254,440
     21,503  FNMA #68853                                          6.50          11/01/98          20,945
     25,539  FNMA #75336                                          9.50          02/01/09          27,251
    172,470  FNMA #83785                                          8.00          08/01/18         179,250
  2,000,000  FNMA Global                                          6.85          05/26/00       2,010,620
  5,000,000  FNMA Global                                          8.50          02/01/05       5,255,450
  5,000,000  FNMA MTN                                             6.18          06/23/00       5,020,615
  2,000,000  FNMA MTN                                             6.69          08/07/01       2,035,620
  2,455,000  FNMA MTN                                             7.30          04/17/00       2,474,935
                                                                                           --------------
                                                                                           $  20,585,519

             GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 7.95%
$ 1,618,987  GNMA #402844                                         9.00 %        12/15/24   $   1,724,723
  1,481,931  GNMA #403934                                         9.00          08/15/24       1,585,148
  1,550,170  GNMA #418261                                         6.50          04/15/26       1,515,772
    427,463  GNMA #423225                                         6.50          04/15/26         418,366
  1,866,343  GNMA #423779                                         7.00          05/15/26       1,866,343
                                                                                           --------------
                                                                                           $   7,110,352

------------------------
20

                      SHORT-INTERMEDIATE U.S. GOVERNMENT INCOME FUND (UNAUDITED)

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             U.S. GOVERNMENT AGENCY SECURITIES (CONTINUED)
             REAL ESTATE MORTGAGE INVESTMENT CONDUITS - 0.10%
$    87,203  FNMA 1993-G19                                        7.25 %        04/25/23   $      91,263
                                                                                           --------------
             TOTAL U.S. GOVERNMENT AGENCY SECURITIES                                       $  42,274,459
             (Cost $42,232,545)

             U.S. TREASURY SECURITIES - 15.40%
             U.S. TREASURY BONDS - 1.13%
$ 1,000,000  U.S. Treasury Bonds                                  6.25 %        05/31/00   $   1,009,060

             U.S. TREASURY NOTES - 14.27%
$ 2,000,000  U.S. Treasury Notes                                  5.75 %        08/15/03   $   1,969,060
  5,000,000  U.S. Treasury Notes                                  5.88          11/15/05       4,907,800
  2,500,000  U.S. Treasury Notes                                  7.13          09/30/99       2,560,925
  3,200,000  U.S. Treasury Notes                                  8.00          08/15/99       3,321,983
                                                                                           --------------
                                                                                           $  12,759,768
             TOTAL U.S. TREASURY SECURITIES                                                $  13,768,828
             (Cost $13,624,581)

             SHORT-TERM INSTRUMENTS - 2.96%
             REPURCHASE AGREEMENTS - 2.96%
$ 2,629,000  Goldman Sachs Pooled Repurchase Agreement -
               102% Collateralized by U.S. Government
               Securities                                         6.15          10/01/97   $   2,629,000
     20,000  JP Morgan Securities Inc Repurchase Agreement -
               102% Collateralized by U.S. Government
               Securities                                         6.00          10/01/97          20,000
                                                                                           --------------
             TOTAL SHORT-TERM INSTRUMENTS                                                  $   2,649,000
             (Cost $2,649,000)

                                                           ---------------------

SHORT-INTERMEDIATE U.S. GOVERNMENT INCOME FUND (UNAUDITED)

             TOTAL INVESTMENTS IN SECURITIES

              (Cost $87,962,706)* (Notes 1 and 3)                      99.07%               $   88,602,587
              Other Assets and Liabilities, Net                         0.93                       830,119
                                                                      ------                --------------
              TOTAL NET ASSETS                                        100.00%               $   89,432,706
                                                                      ------                --------------
                                                                      ------                --------------
----------------------------------------------------------------------------------------------------------

  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:

Gross Unrealized Appreciation   $    959,435
Gross Unrealized Depreciation       (319,554)
                                ------------
NET UNREALIZED APPRECIATION     $    639,881
                                ------------
                                ------------

The accompanying notes are an integral part of these financial statements.

------------------------
22

THIS PAGE IS INTENTIONALLY LEFT BLANK --

                                                           ---------------------

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED) - SEPTEMBER 30, 1997

                                                                                    SHORT-
                                                                              INTERMEDIATE
                                                   GINNIE                             U.S.
                                                      MAE     INTERMEDIATE      GOVERNMENT
                                                     FUND       BOND FUND      INCOME FUND
------------------------------------------------------------------------------------------
ASSETS
INVESTMENTS:
  In securities, at market value (see
    cost below) (includes repurchase
    agreements of $20,849,000 for the
    Ginnie Mae Fund)                         $182,817,467     $47,109,479     $ 88,602,587
  Cash                                              1,661           1,616            1,164
Receivables:
  Interest                                        983,863         699,787        1,168,507
  Fund shares sold                                    905          82,367          107,760
  Investment securities sold                            0       2,069,570           21,459
Organization expenses net of
  amortization                                      6,761          37,283           11,630
Prepaid Expenses                                   41,572          32,941            4,076
TOTAL ASSETS                                  183,852,229      50,033,043       89,917,183

LIABILITIES
Payables:
  Investment securities purchased              27,952,227       2,504,380                0
  Distribution to shareholders                    685,843         237,845          354,454
  Fund shares redeemed                              5,000             597                0
  Due to sponsor and distributor (Note
    2)                                            137,687          48,350            1,468
  Due to WFB (Note 2)                              48,954          10,333           26,029
  Other                                            28,452          18,686          102,526
TOTAL LIABILITIES                              28,858,163       2,820,191          484,477
TOTAL NET ASSETS                             $154,994,066     $47,212,852     $ 89,432,706
NET ASSETS CONSIST OF:
  Paid-in capital                            $171,590,048     $48,777,006     $103,427,909
  Undistributed net investment income             123,599               0                0
  Undistributed net realized gain (loss)
    on investments                            (17,639,850)     (2,073,928)     (14,635,084)
  Net unrealized appreciation of
    investments                                   920,269         509,774          639,881
TOTAL NET ASSETS                             $154,994,066     $47,212,852     $ 89,432,706

COMPUTATION OF NET ASSET VALUE AND
 OFFERING PRICE PER SHARE
Net assets - Class A                         $123,477,338     $ 3,773,875     $ 31,742,089
Shares outstanding - Class A                   11,413,806         257,775        3,216,064
Net asset value per share - Class A          $      10.82     $     14.64     $       9.87
Maximum offering price per share - Class
  A                                          $      11.33(1)  $     15.33(1)  $      10.18(2)
Net Assets - Class B                         $ 24,222,583     $ 2,480,497              N/A
Shares outstanding - Class B                    2,275,291         244,069              N/A
Net asset value and offering price per
  share - Class B                            $      10.65     $     10.16              N/A
Net Assets - Institutional Class             $  7,294,145     $40,958,480     $ 57,690,617
Shares outstanding - Institutional Class          466,920       2,794,524        5,958,791
Net asset value and offering price per
  share - Institutional Class                $      15.62     $     14.66             9.68
INVESTMENT AT COST (NOTE 3)                  $181,897,198     $46,599,705     $ 87,962,706
------------------------------------------------------------------------------------------

(1) MAXIMUM OFFERING PRICE IS COMPUTED AS 100/95.5 OF NET ASSET VALUE. ON INVESTMENTS OF $50,000 OR MORE THE OFFERING PRICE IS REDUCED.
(2) MAXIMUM OFFERING PRICE IS COMPUTED AS 100/97 OF NET ASSET VALUE. ON INVESTMENTS OF $100,000 OR MORE THE OFFERING PRICE IS REDUCED.

The accompanying notes are an integral part of these financial statements.

------------------------
24

   STATEMENT OF OPERATIONS (UNAUDITED) - FOR THE SIX MONTHS ENDED SEPT. 30, 1997

                                                                                SHORT-
                                                                            INTERMEDIATE
                                                                                  U.S.
                                                  GINNIE                    GOVERNMENT
                                                     MAE     INTERMEDIATE       INCOME
                                                    FUND      BOND FUND           FUND
--------------------------------------------------------------------------------------

INVESTMENT INCOME
  Interest                                   $ 5,717,689     $1,663,447     $2,691,394
TOTAL INVESTMENT INCOME                        5,717,689      1,663,447      2,691,394

EXPENSES (NOTE 2)
  Advisory fees                                  398,805        116,702        226,533
  Administration fees                             46,525         14,004         27,184
  Custody fees                                    43,928          3,898          9,804
  Shareholder servicing fees                     237,360         58,351        121,379
  Portfolio accounting fees                       46,786         37,675         38,894
  Transfer agency fees                           108,587         15,773         40,163
  Distribution fees                              113,401          6,186          8,112
  Amortization of organization expenses           33,989         10,294         17,614
  Legal and audit fees                            17,261         13,839          8,349
  Registration fees                               24,992         10,400          8,795
  Directors' fees                                  2,507          2,790          1,262
  Shareholder reports                             21,589         10,063         11,425
  Other                                           15,755          9,035          3,416
TOTAL EXPENSES                                 1,111,485        309,010        522,930
Less:
  Waived fees and reimbursed expenses           (384,224)      (127,521)      (218,819)
Net Expenses                                     727,261        181,489        304,111
NET INVESTMENT INCOME                          4,990,428      1,481,958      2,387,283

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
  Net realized gain (loss) on sale of
    investments                                 (289,176)      (131,913)      (696,889)
  Net change in unrealized appreciation
    of investments                             4,131,087      1,328,349      2,258,813
NET GAIN ON INVESTMENTS                        3,841,911      1,196,436      1,561,924
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                            $ 8,832,339     $2,678,394     $3,949,207
--------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                                                           ---------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                            GINNIE MAE FUND
                                             ----------------------------------------------
                                              (UNAUDITED)
                                              FOR THE SIX      FOR THE SIX     FOR THE NINE
                                             MONTHS ENDED     MONTHS ENDED     MONTHS ENDED
                                                SEPT. 30,        MARCH 31,        SEPT. 30,
                                                     1997             1997         1996 (1)
-------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
  Net investment income                      $  4,990,428     $  5,951,943     $  9,234,526
  Net realized gain (loss) on sale of
    investments                                  (289,176)         (52,174)      (4,952,031)
  Net change in unrealized appreciation
    (depreciation) of investments               4,131,087       (1,380,148)      (3,717,687)
NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS                                 8,832,339        4,519,621          564,808

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
  CLASS A                                      (4,084,380)      (3,998,499)      (8,324,322)
  CLASS B                                        (659,489)        (588,420)        (874,966)
  INSTITUTIONAL CLASS                            (246,559)        (266,242)         (35,238)
In excess of net investment income
  CLASS A                                               0                0                0
  CLASS B                                               0                0                0
  INSTITUTIONAL CLASS                                   0                0                0
Tax return of capital
  CLASS A                                               0         (864,500)               0
  CLASS B                                               0          (96,738)               0
  INSTITUTIONAL CLASS                                   0          (13,945)               0

CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold - Class A           4,403,676        3,722,018       43,434,133
  Reinvestment of dividends - Class A           2,471,013        2,944,260        5,182,118
  Cost of shares redeemed - Class A           (18,959,658)     (20,900,019)     (59,192,126)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CAPITAL SHARE
TRANSACTIONS - CLASS A                        (12,084,969)     (14,233,741)     (10,575,875)
  Proceeds from shares sold - Class B           3,141,244        3,554,370       12,897,534
  Reinvestment of dividends - Class B             274,156          274,104          312,213
  Cost of shares redeemed - Class B            (2,216,228)      (2,284,636)      (3,423,143)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CAPITAL SHARE
TRANSACTIONS - CLASS B                          1,199,172        1,543,838        9,786,604
  Proceeds from shares sold -
    Institutional Class                           380,020        1,265,845        7,655,410
  Reinvestment of dividends -
    Institutional Class                            74,347           84,375              336
  Cost of shares redeemed -
    Institutional Class                        (1,209,060)        (792,921)        (347,432)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CAPITAL SHARE
TRANSACTIONS - INSTITUTIONAL CLASS               (754,693)         557,299        7,308,314
INCREASE (DECREASE) IN NET ASSETS              (7,798,579)     (13,441,327)      (2,150,675)

NET ASSETS:
  Beginning net assets                        162,792,645      176,233,972      178,384,647
  ENDING NET ASSETS                          $154,994,066     $162,792,645     $176,233,972
-------------------------------------------------------------------------------------------

(1) "PROCEEDS FROM SHARES SOLD" INCLUDES $15,024,237 FOR CLASS A AND $6,990,045 FOR THE INSTITUTIONAL CLASS, AS A RESULT OF THE PACIFICA INTERMEDIATE GOVERNMENT BOND FUND MERGER. SEE NOTE 1.
(2) "PROCEEDS FROM SHARES SOLD" INCLUDES $19,442,019 FOR CLASS A AND $74,056,852 FOR THE INSTITUTIONAL CLASS, AS A RESULT OF THE PACIFICA SHORT-TERM GOVERNMENT BOND FUND AND PACIFICA GOVERNMENT INCOME FUND MERGERS. SEE NOTE 1.
The accompanying notes are an integral part of these financial statements.

---------------------
26

                                             STATEMENTS OF CHANGES IN NET ASSETS

                                                                   INTERMEDIATE BOND FUND
                                             --------------------------------------------
                                             (UNAUDITED)
                                             FOR THE SIX     FOR THE SIX
                                                  MONTHS          MONTHS          FOR THE
                                                   ENDED           ENDED       YEAR ENDED
                                               SEPT. 30,       MARCH 31,        SEPT. 30,
                                                    1997            1997             1996
-----------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
  Net investment income                      $ 1,481,958     $ 1,431,008     $  3,091,246
  Net realized gain (loss) on sale of
    investments                                 (131,913)         60,556          188,764
  Net change in unrealized appreciation
    (depreciation) of investments              1,328,349        (726,922)        (997,909)
NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS                                2,678,394         764,642        2,282,101

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
  CLASS A                                        (94,109)        (67,863)        (397,829)
  CLASS B                                        (40,230)         (6,096)               0
  INSTITUTIONAL CLASS                         (1,347,619)     (1,357,049)      (2,693,417)
In excess of net investment income
  CLASS A                                              0               0                0
  CLASS B                                              0               0                0
  INSTITUTIONAL CLASS                                  0               0                0
Tax return of capital
  CLASS A                                              0               0           (2,213)
  CLASS B                                              0               0                0
  INSTITUTIONAL CLASS                                  0               0          (40,503)

CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold - Class A          2,266,989         183,352          525,048
  Reinvestment of dividends - Class A             65,914          53,409          261,911
  Cost of shares redeemed - Class A             (796,539)       (561,269)     (54,206,729)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CAPITAL SHARE
TRANSACTIONS - CLASS A                         1,536,364        (324,508)     (53,419,770)
  Proceeds from shares sold - Class B          1,811,597         682,502               25
  Reinvestment of dividends - Class B             19,581           1,378                0
  Cost of shares redeemed - Class B              (58,596)            (11)               0
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CAPITAL SHARE
TRANSACTIONS - CLASS B                         1,772,582         683,869               25
  Proceeds from shares sold -
    Institutional Class                        5,344,556       5,756,328       63,136,515
  Reinvestment of dividends -
    Institutional Class                          804,568         783,565        1,730,693
  Cost of shares redeemed -
    Institutional Class                       (8,626,541)     (7,876,571)     (19,395,503)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CAPITAL SHARE
TRANSACTIONS - INSTITUTIONAL CLASS            (2,477,417)     (1,336,678)      45,471,705
INCREASE (DECREASE) IN NET ASSETS              2,027,965      (1,643,683)      (8,799,901)

NET ASSETS:
  Beginning net assets                        45,184,887      46,828,570       55,628,471
  ENDING NET ASSETS                          $47,212,852     $45,184,887     $ 46,828,570
-----------------------------------------------------------------------------------------

                                                 SHORT-INTERMEDIATE U.S. GOVERNMENT INCOME
                                             ---------------------------------------------
                                             (UNAUDITED)
                                             FOR THE SIX
                                                  MONTHS      FOR THE SIX     FOR THE NINE
                                                   ENDED     MONTHS ENDED     MONTHS ENDED
                                               SEPT. 30,        MARCH 31,        SEPT. 30,
                                                    1997             1997         1996 (2)
-----------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net investment income                      $ 2,387,283     $  3,574,685     $  2,375,574
  Net realized gain (loss) on sale of
    investments                                 (696,889)         510,730       (1,001,781)
  Net change in unrealized appreciation
    (depreciation) of investments              2,258,813       (1,294,254)         438,931
NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS                                3,949,207        2,791,161        1,812,724
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
  CLASS A                                       (848,966)      (1,249,906)      (2,125,952)
  CLASS B                                            N/A              N/A              N/A
  INSTITUTIONAL CLASS                         (1,538,317)      (2,324,779)        (249,622)
In excess of net investment income
  CLASS A                                              0                0                0
  CLASS B                                            N/A              N/A              N/A
  INSTITUTIONAL CLASS                                  0                0                0
Tax return of capital
  CLASS A                                              0                0                0
  CLASS B                                            N/A              N/A              N/A
  INSTITUTIONAL CLASS                                  0                0                0
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold - Class A          3,220,212        3,370,813       50,198,742
  Reinvestment of dividends - Class A            693,649          943,357        1,800,529
  Cost of shares redeemed - Class A           (6,648,785)      (7,567,949)     (53,286,609)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CAPITAL SHARE
TRANSACTIONS - CLASS A                        (2,734,924)      (3,253,779)      (1,287,338)
  Proceeds from shares sold - Class B                N/A              N/A              N/A
  Reinvestment of dividends - Class B                N/A              N/A              N/A
  Cost of shares redeemed - Class B                  N/A              N/A              N/A
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CAPITAL SHARE
TRANSACTIONS - CLASS B                               N/A              N/A              N/A
  Proceeds from shares sold -
    Institutional Class                        3,964,715        4,565,190       75,368,746
  Reinvestment of dividends -
    Institutional Class                          470,564          667,123              934
  Cost of shares redeemed -
    Institutional Class                       (7,900,082)     (18,226,996)      (2,345,155)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CAPITAL SHARE
TRANSACTIONS - INSTITUTIONAL CLASS            (3,464,803)     (12,994,683)      73,024,525
INCREASE (DECREASE) IN NET ASSETS             (4,637,803)     (17,031,986)      71,174,337
NET ASSETS:
  Beginning net assets                        94,070,509      111,102,495       39,928,158
  ENDING NET ASSETS                          $89,432,706     $ 94,070,509     $111,102,495
-----------------------------------------------------------------------------------------

(1) "PROCEEDS FROM SHARES SOLD" INCLUDES $15,024,237 FOR CLASS A AND $6,990,045 FOR THE INSTITUTIONAL CLASS, AS A RESULT OF THE PACIFICA INTERMEDIATE GOVERNMENT BOND FUND MERGER. SEE NOTE 1.
(2) "PROCEEDS FROM SHARES SOLD" INCLUDES $19,442,019 FOR CLASS A AND $74,056,852 FOR THE INSTITUTIONAL CLASS, AS A RESULT OF THE PACIFICA SHORT-TERM GOVERNMENT BOND FUND AND PACIFICA GOVERNMENT INCOME FUND MERGERS. SEE NOTE 1.
The accompanying notes are an integral part of these financial statements.

                                                           ---------------------

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                               GINNIE MAE FUND
                                                ----------------------------------------------
                                                                                       CLASS A
                                                ----------------------------------------------
                                                (UNAUDITED)                   NINE
                                                SIX MONTHS  SIX MONTHS      MONTHS
                                                     ENDED       ENDED       ENDED  YEAR ENDED
                                                 SEPT. 30,   MARCH 31,   SEPT. 30,    DEC. 31,
                                                      1997    1997 (1)    1996 (2)        1995
----------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                $10.53      $10.63      $11.15      $10.18
                                                ----------  ----------  ----------  ----------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                               0.34        0.38        0.55        0.76
  Net realized and unrealized gain (loss) on
    investments                                       0.29       (0.11)      (0.52)       0.97
                                                ----------  ----------  ----------  ----------
TOTAL FROM INVESTMENT OPERATIONS                      0.63        0.27        0.03        1.73
LESS DISTRIBUTIONS:
  Dividends from net investment income               (0.34)      (0.31)      (0.55)      (0.76)
  Distributions from net realized gain                0.00        0.00        0.00        0.00
  Tax return of capital                               0.00       (0.06)       0.00        0.00
                                                ----------  ----------  ----------  ----------
TOTAL FROM DISTRIBUTIONS                             (0.34)      (0.37)      (0.55)      (0.76)
                                                ----------  ----------  ----------  ----------
NET ASSET VALUE, END OF PERIOD                      $10.82      $10.53      $10.63      $11.15
                                                ----------  ----------  ----------  ----------
                                                ----------  ----------  ----------  ----------
TOTAL RETURN (NOT ANNUALIZED)                        6.06%       2.50%       0.36%      17.53%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                $123,477    $132,459    $147,712    $166,157
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets            0.82%       0.82%       0.83%       0.82%
  Ratio of net investment income to average
    net assets                                       6.35%       6.99%       6.85%       7.09%
Portfolio turnover                                     96%         72%        183%        118%
----------------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior
  to waived fees and reimbursed expenses             1.30%       1.22%       1.19%       1.15%
Ratio of net investment income to average net
  assets prior to waived fees and reimbursed
  expenses                                           5.87%       6.59%       6.49%       6.76%
----------------------------------------------------------------------------------------------

(1)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(2)  THE FUND CHANGED ITS FISCAL YEAR-END FROM DECEMBER 31 TO SEPTEMBER 30.
(3)  THE CLASS B SHARES COMMENCED OPERATIONS ON JANUARY 1, 1995.

The accompanying notes are an integral part of these financial statements.

---------------------
28

                                                            FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                                         GINNIE MAE FUND (CONT.)
                              ----------------------------------------------------------------------------------
                                                                                                         CLASS B
                                                                  ----------------------------------------------
                                                 CLASS A (CONT.)  (UNAUDITED)                   NINE
                              ----------------------------------  SIX MONTHS  SIX MONTHS      MONTHS
                              YEAR ENDED  YEAR ENDED  YEAR ENDED       ENDED       ENDED       ENDED  YEAR ENDED
                                DEC. 31,    DEC. 31,    DEC. 31,   SEPT. 30,   MARCH 31,   SEPT. 30,    DEC. 31,
                                    1994        1993        1992        1997    1997 (1)    1996 (2)    1995 (3)
----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                       $11.31      $11.34      $11.42      $10.37      $10.46      $10.97      $10.00
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income             0.77        0.83        0.83        0.30        0.34        0.49        0.66
  Net realized and
    unrealized gain (loss)
    on investments                 (1.13)      (0.03)      (0.08)       0.28       (0.10)      (0.51)       0.97
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------
TOTAL FROM INVESTMENT
  OPERATIONS                       (0.36)       0.80        0.75        0.58        0.24       (0.02)       1.63
LESS DISTRIBUTIONS:
  Dividends from net
    investment income              (0.77)      (0.83)      (0.83)      (0.30)      (0.28)      (0.49)      (0.66)
  Distributions from net
    realized gain                   0.00        0.00        0.00        0.00        0.00        0.00        0.00
  Tax return of capital             0.00        0.00        0.00        0.00       (0.05)       0.00        0.00
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------
TOTAL FROM DISTRIBUTIONS           (0.77)      (0.83)      (0.83)      (0.30)      (0.33)      (0.49)      (0.66)
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------
NET ASSET VALUE, END OF
  PERIOD                          $10.18      $11.31      $11.34      $10.65      $10.37      $10.46      $10.97
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------
TOTAL RETURN (NOT
  ANNUALIZED)                      (3.23)%      7.19%      6.86%       5.66%       2.24%       (0.12)%     16.69%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000s)                      $171,288    $303,530    $184,692     $24,223     $22,471     $21,141     $12,227
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to
    average net assets             0.73%       0.46%       0.46%       1.47%       1.47%       1.48%       1.47%
  Ratio of net investment
    income to average net
    assets                         7.20%       7.19%       7.93%       5.68%       6.32%       6.16%       6.01%
Portfolio turnover                   69%        121%         73%         96%         72%        183%        118%
----------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
  net assets prior to waived
  fees and reimbursed
  expenses                         1.07%       1.02%       1.26%       1.97%       1.94%       1.93%       2.12%
Ratio of net investment
  income to average net
  assets prior to waived
  fees and reimbursed
  expenses                         6.86%       6.63%       7.13%       5.18%       5.85%       5.71%       5.36%
----------------------------------------------------------------------------------------------------------------

(1)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(2)  THE FUND CHANGED ITS FISCAL YEAR-END FROM DECEMBER 31 TO SEPTEMBER 30.
(3)  THE CLASS B SHARES COMMENCED OPERATIONS ON JANUARY 1, 1995.

The accompanying notes are an integral part of these financial statements.

                                                           ---------------------

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                     GINNIE MAE FUND (CONT.)
                                                          ----------------------------------
                                                                         INSTITUTIONAL CLASS
                                                          ----------------------------------
                                                          (UNAUDITED)
                                                          SIX MONTHS  SIX MONTHS      PERIOD
                                                               ENDED       ENDED       ENDED
                                                           SEPT. 30,   MARCH 31,   SEPT. 30,
                                                                1997    1997 (1)    1996 (2)
--------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $15.21      $15.34      $15.19
                                                          ----------  ----------  ----------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                         0.50        0.54        0.08
  Net realized and unrealized gain (loss) on investments        0.41       (0.14)       0.15
                                                          ----------  ----------  ----------
TOTAL FROM INVESTMENT OPERATIONS                                0.91        0.40        0.23
LESS DISTRIBUTIONS:
  Dividends from net investment income                         (0.50)      (0.50)      (0.08)
  Distributions from net realized gain                          0.00        0.00        0.00
  Tax return of capital                                         0.00       (0.03)       0.00
                                                          ----------  ----------  ----------
TOTAL FROM DISTRIBUTIONS                                       (0.50)      (0.53)      (0.08)
                                                          ----------  ----------  ----------
NET ASSET VALUE, END OF PERIOD                                $15.62      $15.21      $15.34
                                                          ----------  ----------  ----------
                                                          ----------  ----------  ----------
TOTAL RETURN (NOT ANNUALIZED)                                  6.03%       2.62%       1.30%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                            $7,294      $7,863      $7,381
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets                      0.77%       0.77%       0.78%
  Ratio of net investment income to average net assets         6.41%       7.05%       7.48%
Portfolio turnover                                               96%         72%        183%
--------------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to waived
  fees and reimbursed expenses                                 1.16%       1.17%       1.31%
Ratio of net investment income to average net assets
  prior to waived fees and reimbursed expenses                 6.02%       6.65%       6.95%
--------------------------------------------------------------------------------------------

(1)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(2)  THE INSTITUTIONAL CLASS SHARES COMMENCED OPERATIONS ON SEPTEMBER 6,
     1996.
(3) THE FUND OPERATED AS THE BONDS PLUS FUND OF WESTCORE TRUST AND WAS ADVISED BY FIRST INTERSTATE BANK OF OREGON, N.A. FROM ITS COMMENCEMENT OF OPERATIONS UNTIL IT WAS REORGANIZED AS A SERIES OF PACIFICA FUNDS TRUST ON OCTOBER 1, 1995, WHEN FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED AS WELLS FARGO INVESTMENT MANAGEMENT, INC. THE FUND OPERATED AS A SERIES OF PACIFICA FUNDS TRUST UNTIL IT WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. ON SEPTEMBER 6, 1996. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, EXISTING INVESTOR SHARES WERE CONVERTED INTO CLASS A SHARES OF THE FUND AND WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES.
(4)  THE CLASS A SHARES COMMENCED OPERATIONS ON OCTOBER 1, 1995.
(5)  CLASS B SHARES COMMENCED OPERATIONS ON SEPTEMBER 6, 1996.

The accompanying notes are an integral part of these financial statements.

---------------------
30

                                                            FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                                                  INTERMEDIATE BOND FUND (3)
                              ----------------------------------------------------------------------------------------------
                                                         CLASS A                             CLASS B     INSTITUTIONAL CLASS
                              ----------------------------------  ----------------------------------  ----------------------
                              (UNAUDITED)                         (UNAUDITED)                         (UNAUDITED)
                              SIX MONTHS  SIX MONTHS              SIX MONTHS  SIX MONTHS      PERIOD  SIX MONTHS  SIX MONTHS
                                   ENDED       ENDED  YEAR ENDED       ENDED       ENDED       ENDED       ENDED       ENDED
                               SEPT. 30,   MARCH 31,   SEPT. 30,   SEPT. 30,   MARCH 31,   SEPT. 30,   SEPT. 30,   MARCH 31,
                                    1997    1997 (1)    1996 (4)        1997    1997 (1)    1996 (5)        1997    1997 (1)
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                       $14.28      $14.50      $14.76       $9.91      $10.07      $10.00      $14.30      $14.52
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income             0.46        0.46        0.87        0.28        0.23        0.00        0.46        0.46
  Net realized and
    unrealized gain (loss)
    on investments                  0.36       (0.22)      (0.25)       0.25       (0.16)       0.07        0.36       (0.22)
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
TOTAL FROM INVESTMENT
  OPERATIONS                        0.82        0.24        0.62        0.53        0.07        0.07        0.82        0.24
LESS DISTRIBUTIONS:
  Dividends from net
    investment income              (0.46)      (0.46)      (0.87)      (0.28)      (0.23)       0.00       (0.46)      (0.46)
  Distributions from net
    realized gain                   0.00        0.00        0.00        0.00        0.00        0.00        0.00        0.00
  Tax return of capital             0.00        0.00       (0.01)       0.00        0.00        0.00        0.00        0.00
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
TOTAL FROM DISTRIBUTIONS           (0.46)      (0.46)      (0.88)      (0.28)      (0.23)       0.00       (0.46)      (0.46)
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
NET ASSET VALUE, END OF
  PERIOD                          $14.64      $14.28      $14.50      $10.16       $9.91      $10.07      $14.66      $14.30
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
TOTAL RETURN (NOT
  ANNUALIZED)                      5.81%       1.61%       4.15%       5.43%       0.66%       0.70%       5.83%       1.64%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000s)                        $3,774      $2,125      $2,481      $2,480        $675          $0     $40,958     $42,386
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to
    average net assets             0.80%       0.80%       0.85%       1.50%       1.50%       0.00%       0.75%       0.75%
  Ratio of net investment
    income to average net
    assets                         6.31%       6.29%       5.82%       5.48%       5.54%       2.43%       6.38%       6.32%
Portfolio turnover                   35%         28%         96%         35%         28%         96%         35%         28%
----------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
  net assets prior to waived
  fees and reimbursed
  expenses                         1.73%       1.40%       1.11%       2.62%       3.13%       0.00%       1.25%       1.22%
Ratio of net investment
  income to average net
  assets prior to waived
  fees and reimbursed
  expenses                         5.38%       5.69%       5.56%       4.36%       3.91%       2.43%       5.88%       5.85%
----------------------------------------------------------------------------------------------------------------------------

(1)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(2)  THE INSTITUTIONAL CLASS SHARES COMMENCED OPERATIONS ON SEPTEMBER 6,
     1996.
(3) THE FUND OPERATED AS THE BONDS PLUS FUND OF WESTCORE TRUST AND WAS ADVISED BY FIRST INTERSTATE BANK OF OREGON, N.A. FROM ITS COMMENCEMENT OF OPERATIONS UNTIL IT WAS REORGANIZED AS A SERIES OF PACIFICA FUNDS TRUST ON OCTOBER 1, 1995, WHEN FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED AS WELLS FARGO INVESTMENT MANAGEMENT, INC. THE FUND OPERATED AS A SERIES OF PACIFICA FUNDS TRUST UNTIL IT WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. ON SEPTEMBER 6, 1996. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, EXISTING INVESTOR SHARES WERE CONVERTED INTO CLASS A SHARES OF THE FUND AND WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES.
(4)  THE CLASS A SHARES COMMENCED OPERATIONS ON OCTOBER 1, 1995.
(5)  CLASS B SHARES COMMENCED OPERATIONS ON SEPTEMBER 6, 1996.

The accompanying notes are an integral part of these financial statements.

                                                           ---------------------

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                              INTERMEDIATE BOND FUND (3) (CONT.)
                                                ------------------------------------------------
                                                                     INSTITUTIONAL CLASS (CONT.)
                                                ------------------------------------------------
                                                                  FOUR
                                                                MONTHS
                                                YEAR ENDED       ENDED    YEAR ENDED  YEAR ENDED
                                                 SEPT. 30,   SEPT. 30,       MAY 31,     MAY 31,
                                                      1996    1995 (4)          1995        1994
------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                $14.76      $14.77        $14.36      $15.72
                                                ----------  ----------    ----------  ----------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                               0.85        0.30          0.91        0.99
  Net realized and unrealized gain (loss) on
    investments                                      (0.23)      (0.01)         0.47       (0.90)
                                                ----------  ----------    ----------  ----------
TOTAL FROM INVESTMENT OPERATIONS                      0.62        0.29          1.38        0.09
LESS DISTRIBUTIONS:
  Dividends from net investment income               (0.85)      (0.30)        (0.97)      (0.85)
  Distributions from net realized gain                0.00        0.00          0.00       (0.60)
  Tax return of capital                              (0.01)       0.00          0.00        0.00
                                                ----------  ----------    ----------  ----------
TOTAL FROM DISTRIBUTIONS                             (0.86)      (0.30)        (0.97)      (1.45)
                                                ----------  ----------    ----------  ----------
NET ASSET VALUE, END OF PERIOD                      $14.52      $14.76        $14.77      $14.36
                                                ----------  ----------    ----------  ----------
                                                ----------  ----------    ----------  ----------
TOTAL RETURN (NOT ANNUALIZED)                        4.19%     6.14%**        10.13%       0.35%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                 $44,348     $55,628       $56,087     $58,199
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets            0.73%       0.89%         0.81%       0.79%
  Ratio of net investment income to average
    net assets                                       5.82%       5.94%         6.35%       5.33%
Portfolio turnover                                     96%         54%           76%        163%
------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior
  to waived fees and reimbursed expenses             0.89%       0.94%         0.85%       0.83%
Ratio of net investment income to average net
  assets prior to waived fees and reimbursed
  expenses                                           5.66%       5.89%         6.31%       5.29%
------------------------------------------------------------------------------------------------

(1)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(2)  THE FUND CHANGED ITS FISCAL YEAR-END FROM DECEMBER 31 TO SEPTEMBER 30.
(3) THE FUND OPERATED AS THE BONDS PLUS FUND OF WESTCORE TRUST AND WAS ADVISED BY FIRST INTERSTATE BANK OF OREGON, N.A. FROM ITS COMMENCEMENT OF OPERATIONS UNTIL IT WAS REORGANIZED AS A SERIES OF PACIFICA FUNDS TRUST ON OCTOBER 1, 1995, WHEN FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED AS WELLS FARGO INVESTMENT MANAGEMENT, INC. THE FUND OPERATED AS A SERIES OF PACIFICA FUNDS TRUST UNTIL IT WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. ON SEPTEMBER 6, 1996. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, EXISTING INVESTOR SHARES WERE CONVERTED INTO CLASS A SHARES OF THE FUND AND WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES.
(4)  THE FUND CHANGED ITS FISCAL YEAR-END FROM MAY 31 TO SEPTEMBER 30.
(5)  THE FUND COMMENCED OPERATIONS ON OCTOBER 27, 1993.

The accompanying notes are an integral part of these financial statements.

---------------------
32

                                                            FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                   INTERMEDIATE BOND                            SHORT-INTERMEDIATE U.S. GOVERNMENT INCOME FUND
                                    FUND (3) (CONT.)  ------------------------------------------------------------------------
                              ----------------------                                                                   CLASS A
                                 INSTITUTIONAL CLASS  ------------------------------------------------------------------------
                                             (CONT.)  (UNAUDITED)                   NINE
                              ----------------------  SIX MONTHS  SIX MONTHS      MONTHS                                PERIOD
                              YEAR ENDED  YEAR ENDED       ENDED       ENDED       ENDED  YEAR ENDED  YEAR ENDED         ENDED
                                 MAY 31,     MAY 31,   SEPT. 30,   MARCH 31,   SEPT. 30,    DEC. 31,    DEC. 31,      DEC. 31,
                                    1993        1992        1997    1997 (1)    1996 (2)        1995        1994      1993 (5)
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                       $15.69      $15.52       $9.64       $9.73      $10.00       $9.39       $9.99        $10.00
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------    ----------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income             1.17        1.14        0.26        0.34        0.41        0.55        0.46          0.06
  Net realized and
    unrealized gain (loss)
    on investments                  0.40        0.65        0.23       (0.09)      (0.27)       0.61       (0.60)        (0.01)
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------    ----------
TOTAL FROM INVESTMENT
  OPERATIONS                        1.57        1.79        0.49        0.25        0.14        1.16       (0.14)         0.05
LESS DISTRIBUTIONS:
  Dividends from net
    investment income              (1.04)      (1.41)      (0.26)      (0.34)      (0.41)      (0.55)      (0.46)        (0.06)
  Distributions from net
    realized gain                  (0.50)      (0.21)       0.00        0.00        0.00        0.00        0.00          0.00
  Tax return of capital             0.00        0.00        0.00        0.00        0.00        0.00        0.00          0.00
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------    ----------
TOTAL FROM DISTRIBUTIONS           (1.54)      (1.62)      (0.26)      (0.34)      (0.41)      (0.55)      (0.46)        (0.06)
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------    ----------
NET ASSET VALUE, END OF
  PERIOD                          $15.72      $15.69       $9.87       $9.64       $9.73      $10.00       $9.39         $9.99
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------    ----------
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------    ----------
TOTAL RETURN (NOT
  ANNUALIZED)                     10.42%      11.96%       5.09%       2.57%       1.34%      12.67%       (1.42)%       0.40%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000s)                       $61,207     $54,203     $31,742     $33,920     $37,465     $39,928     $11,602        $8,557
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to
    average net assets             0.76%       0.68%       0.71%       0.71%       0.76%       0.71%       0.25%         0.00%
  Ratio of net investment
    income to average net
    assets                         6.01%       7.14%       5.22%       6.96%       5.60%       5.64%       4.75%         3.49%
Portfolio turnover                  146%        102%         27%         52%        389%        472%        288%           N/A
------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
  net assets prior to waived
  fees and reimbursed
  expenses                         0.79%       0.73%       1.32%       1.12%       1.21%       1.67%       2.28%         2.45%
Ratio of net investment
  income to average net
  assets prior to waived
  fees and reimbursed
  expenses                         5.98%       7.09%       4.61%       6.55%       5.15%       4.68%       2.72%         1.04%
------------------------------------------------------------------------------------------------------------------------------

(1)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(2)  THE FUND CHANGED ITS FISCAL YEAR-END FROM DECEMBER 31 TO SEPTEMBER 30.
(3) THE FUND OPERATED AS THE BONDS PLUS FUND OF WESTCORE TRUST AND WAS ADVISED BY FIRST INTERSTATE BANK OF OREGON, N.A. FROM ITS COMMENCEMENT OF OPERATIONS UNTIL IT WAS REORGANIZED AS A SERIES OF PACIFICA FUNDS TRUST ON OCTOBER 1, 1995, WHEN FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED AS WELLS FARGO INVESTMENT MANAGEMENT, INC. THE FUND OPERATED AS A SERIES OF PACIFICA FUNDS TRUST UNTIL IT WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. ON SEPTEMBER 6, 1996. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, EXISTING INVESTOR SHARES WERE CONVERTED INTO CLASS A SHARES OF THE FUND AND WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES.
(4)  THE FUND CHANGED ITS FISCAL YEAR-END FROM MAY 31 TO SEPTEMBER 30.
(5)  THE FUND COMMENCED OPERATIONS ON OCTOBER 27, 1993.

The accompanying notes are an integral part of these financial statements.

                                                           ---------------------

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                          SHORT-INTERMEDIATE U.S. GOVERNMENT
                                                                         INCOME FUND (CONT.)
                                                          ----------------------------------
                                                                         INSTITUTIONAL CLASS
                                                          ----------------------------------
                                                          (UNAUDITED)
                                                          SIX MONTHS  SIX MONTHS      PERIOD
                                                               ENDED       ENDED       ENDED
                                                           SEPT. 30,   MARCH 31,   SEPT. 30,
                                                                1997    1997 (1)    1996 (2)
--------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                           $9.45       $9.54       $9.46
                                                          ----------  ----------  ----------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                         0.25        0.34        0.03
  Net realized and unrealized gain (loss) on investments        0.23       (0.09)       0.08
                                                          ----------  ----------  ----------
TOTAL FROM INVESTMENT OPERATIONS                                0.48        0.25        0.11
LESS DISTRIBUTIONS:
  Dividends from net investment income                         (0.25)      (0.34)      (0.03)
  Distributions from net realized gain                          0.00        0.00        0.00
  Tax return of capital                                         0.00        0.00        0.00
                                                          ----------  ----------  ----------
TOTAL FROM DISTRIBUTIONS                                       (0.25)      (0.34)      (0.03)
                                                          ----------  ----------  ----------
NET ASSET VALUE, END OF PERIOD                                 $9.68       $9.45       $9.54
                                                          ----------  ----------  ----------
                                                          ----------  ----------  ----------
TOTAL RETURN (NOT ANNUALIZED)                                  5.17%       2.58%       1.08%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                           $57,691     $60,150     $73,637
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets                      0.65%       0.65%       0.59%
  Ratio of net investment income to average net assets         5.28%       7.01%       5.14%
Portfolio turnover                                               27%         52%        389%
--------------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to waived
  fees and reimbursed expenses                                 1.06%       1.02%       0.84%
Ratio of net investment income to average net assets
  prior to waived fees and reimbursed expenses                 4.87%       6.64%       4.89%
--------------------------------------------------------------------------------------------

(1)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(2)  THE INSTITUTIONAL CLASS SHARES COMMENCED OPERATIONS ON SEPTEMBER 6,
     1996.

The accompanying notes are an integral part of these financial statements.

---------------------
34

                                       NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
1. SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

Stagecoach Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Company commenced operations on January 1, 1992, and currently offers twenty-seven separate series. These financial statements represent the Ginnie Mae, Intermediate Bond, and Short-Intermediate U.S. Government Income Funds (the "Funds"), each a diversified series of the Company.

At a special shareholders meeting on July 16, 1996, the Shareholders of Pacifica Funds Trust ("Pacifica") approved a plan of reorganization providing for the transfer of the assets and liabilities of each Pacifica portfolio to a corresponding fund of the Company in exchange for shares of designated classes of the corresponding Stagecoach Fund. As a result of this reorganization, effective September 6, 1996, the Stagecoach Intermediate Bond Fund was established to acquire all of the assets and assume all of the liabilities of the Pacifica Intermediate Bond Fund (previously, the Westcore Bonds Plus Fund), the "Predecessor Fund". Additionally, the Ginnie Mae Fund acquired all of the assets and assumed all of the liabilities of the Pacifica Intermediate Government Bond Fund while the Short-Intermediate U.S. Government Income Fund acquired all of the assets and assumed all of the liabilities of the Pacifica Short-Term Government Bond and Government Income Funds. These acquisitions were accomplished in separate tax-free exchanges for shares of the respective Stagecoach Fund. All performance and financial data for the Intermediate Bond Fund for periods prior to September 6, 1996 refers to the Predecessor Fund.

Each of the Funds, with the exception of the Short-Intermediate U.S. Government Income Fund, offers Class A, Class B, and Institutional Class shares. The Short-Intermediate U.S. Government Income Fund offers Class A and Institutional Class shares. The three classes of shares differ principally in the applicable sales charges, distribution fees, shareholder servicing fees and transfer agency fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund and earn income from the portfolio pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Gains are allocated to each class pro rata based upon net assets of each class on the date of distribution. No class has preferential dividend rights. Differences in per share dividend rates generally result from the relative weightings of pro rata income and gain allocations and from differences

                                                           ---------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) in separate class expenses, including distribution, shareholder servicing and transfer agency fees.

The following significant accounting policies are consistently followed by the Company in the preparation of its financial statements, and such policies are in conformity with generally accepted accounting principles ("GAAP") for investment companies. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. These estimates and assumptions should not be considered an indication of actual or expected figures; actual results may differ.

INVESTMENT POLICY AND SECURITY VALUATION

Securities for which the primary market is a national securities exchange or the National Association of Securities Dealers Automated Quotation ("NASDAQ") system are valued at the last reported sales price on the day of valuation. U.S. Government obligations are valued at the reported bid price. In the absence of any sale of such securities on the valuation date and in the case of other securities, excluding debt instruments maturing in 60 days or less, the valuations are based on latest quoted bid prices. Debt securities maturing in 60 days or less are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value. Securities for which quotations are not readily available are valued at fair value as determined by policies set by the Company's Board of Directors.

Cash equivalents relating to firm commitment purchase agreements are segregated by the custodian and may not be sold without appropriate replacement while any firm commitment purchase agreement is outstanding.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded no later than one business day after trade date. Interest income is accrued daily. Realized gains or losses are reported on the basis of identified cost of securities delivered. Bond discounts are accreted and premiums are amortized as required by the Internal Revenue Code of 1986, as amended (the "Code").

TBA PURCHASE COMMITMENTS

The Ginnie Mae Fund enters into "TBA" (to be announced) purchase commitments to purchase securities for a fixed price at a future date beyond customary settlement time. Although the unit price of a TBA purchase commitment has been established, the principal value has not been finalized. However, the amount of the commitment will not fluctuate more than 2% from the principal amount. The Fund holds, and maintains until the settlement date, cash or high-quality debt

---------------------
36

                                       NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
obligations in an amount sufficient to meet the purchase price. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. The risk is in addition to the risk of a decline in the value of the Fund's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Security Valuation" above.

Although the Fund generally enters into TBA purchase commitments with the intention of acquiring securities for its portfolio, the Fund may dispose of a commitment prior to settlement if the Fund's adviser deems it appropriate to do so.

REPURCHASE AGREEMENTS

Transactions involving purchases of securities under agreements to resell such securities ("repurchase agreements") are treated as collateralized financing transactions and are recorded at their contracted resale amounts. These repurchase agreements, if any, are detailed in each Fund's Portfolio of Investments. The Funds may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Bank, N.A. ("WFB"). The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements held in the Funds are collateralized by instruments such as U.S. Treasury or federal agency obligations.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends to shareholders from net investment income, if any, are declared daily and distributed monthly. Any distributions to shareholders from net realized capital gains are declared and distributed annually.

                                                           ---------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Company to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined in the Code, and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at December 31, 1996. The following Funds had net capital loss carryforwards at December 31, 1996:

                                                                                     YEAR   CAPITAL LOSS
FUND                                                                              EXPIRES   CARRYFORWARD
--------------------------------------------------------------------------------------------------------
Ginnie Mae Fund                                                                      2001   $  3,300,546
                                                                                     2002     12,911,885
                                                                                     2003        939,975
                                                                                     2004      4,827,808
Intermediate Bond Fund                                                               2001      1,977,220
                                                                                     2002         17,986
Short-Intermediate U.S. Government Income Fund                                       2002      2,126,663
                                                                                     2003      4,922,699
                                                                                     2004      7,742,893

The capital loss carryforwards shown above include carryforwards from the Pacifica Funds which merged into the Funds in 1996. Certain loss carryforwards for the Short-Intermediate U.S. Government Income Fund resulted from transactions entered into by the Variable Rate Government Fund prior to its merger into the Short-Intermediate U.S. Government Income Fund in 1995. The utilization of these loss carryforwards from the Variable Rate Government Fund may be subject to limitations as a result of rules in the Code applicable to corporate changes of ownership.

The Company's Board of Directors intends to offset net capital gains with each capital loss carryforward, and no capital gain distribution shall be made until each such carryforward has been fully utilized or expires.

Due to the timing of dividend distributions and the differences in accounting for income and realized gains (losses) for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains (losses) were recorded by a Fund. The differences between the income or gains distributed on a book versus tax basis are shown as excess distributions of net investment income and net realized gain on sales of investments in the accompanying Statements of Changes in Net Assets. The

---------------------
38

                                       NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications.

ORGANIZATION EXPENSES

The Funds have been charged for expenses incurred in connection with the organization and initial registration of the Funds and/or classes of shares. Certain of these expenses are being amortized by the Funds on a straight-line basis over 60 months from the date each Fund and/or class commenced operations.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into separate advisory contracts on behalf of the Funds with WFB. Pursuant to the contracts, WFB has agreed to provide the Funds with daily portfolio management. Under the contracts with the Intermediate Bond and Short-Intermediate U.S. Government Income Funds, WFB is entitled to be paid a monthly advisory fee at an annual rate of 0.50% of each such Fund's average daily net assets. Under the contract with the Ginnie Mae Fund, WFB is entitled to be paid a monthly advisory fee at an annual rate of 0.50% of the Fund's average daily net assets up to $250 million, 0.40% of the next $250 million, and 0.30% of the Fund's average daily net assets in excess of $500 million.

The Company has entered into contracts on behalf of each Fund with WFB, whereby WFB is responsible for providing custody and portfolio accounting services for the Funds. Pursuant to the contracts, WFB is entitled to certain transaction charges plus an annual fee for custody services at an annual rate of 0.0167% of the average daily net assets of each Fund. For portfolio accounting services, WFB is entitled to a monthly base fee from each Fund of $2,000 plus an annual fee of 0.07% of the first $50 million of each Fund's average daily net assets, 0.045% of the next $50 million, and 0.02% of each Fund's average daily net assets in excess of $100 million.

The Company has entered into a contract on behalf of the Funds with WFB, whereby WFB provides transfer agency services for the Funds. Under the transfer agency contract, WFB is entitled to receive transfer agency fees at an annual rate of 0.14% of the average daily net assets of the Class A and Class B shares of the Ginnie Mae and Intermediate Bond Funds, 0.14% of the average daily net assets of the Class A shares of the Short-Intermediate U.S. Government Income Fund and 0.06% of the average daily net assets of the Institutional Class shares of the Funds.

                                                           ---------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

The transfer agency fees paid on behalf of the Funds for the six months ended September 30, 1997 were as follows:

                                                                                TRANSFER AGENCY
                                                         TRANSFER     TRANSFER             FEES
                                                      AGENCY FEES  AGENCY FEES    INSTITUTIONAL
FUND                                                      CLASS A      CLASS B            CLASS
-----------------------------------------------------------------------------------------------
Ginnie Mae Fund                                       $    90,027  $    16,250  $         2,310
Intermediate Bond Fund                                      2,079        1,016           12,678
Short-Intermediate U.S. Government Income Fund             22,714          N/A           17,449

The Company has entered into contracts on behalf of the Funds with WFB, whereby WFB has agreed to provide shareholder services for the Funds. Pursuant to the contracts, WFB is entitled to receive shareholder servicing fees at an annual rate of 0.30% of the average daily net assets of the Class A and Class B shares of the Ginnie Mae Fund and Class A shares of the Short-Intermediate U.S. Government Income Fund, and 0.25% of the average daily net assets of each of the classes of the Intermediate Bond Fund and the Institutional Class shares of the Ginnie Mae and Short-Intermediate U.S. Government Income Funds.

The shareholder servicing fees paid on behalf of the Funds for the six months ended September 30, 1997 were as follows:

                                                    SHAREHOLDER   SHAREHOLDER      SHAREHOLDER
                                                      SERVICING     SERVICING   SERVICING FEES
                                                           FEES          FEES    INSTITUTIONAL
FUND                                                    CLASS A       CLASS B            CLASS
----------------------------------------------------------------------------------------------
Ginnie Mae Fund                                    $    192,913  $     34,821  $         9,626
Intermediate Bond Fund                                    3,712         1,814           52,825
Short-Intermediate U.S. Government Income Fund           48,673           N/A           72,706

The Company has entered into administration agreements on behalf of the Funds whereby WFB as administrator and Stephens Inc. ("Stephens") as co-administrator provide each Fund with administration services. For these services, WFB and Stephens are entitled to receive monthly fees at the annual rates of 0.04% and 0.02%, respectively, of each Fund's average daily net assets.

The Company has adopted separate Distribution Plans for Class A and Class B shares of the Funds pursuant to Rule 12b-1 under the 1940 Act (each, a "Plan"). The Plans for Class A shares of the Ginnie Mae and Short-Intermediate U.S. Government Income Funds provide that such Funds may defray all or part of the cost of preparing, printing and distributing prospectuses and other promotional materials by paying for costs incurred on an annual basis of up to 0.05% of the average daily net assets attributable to the Class A shares of such Funds. The Class A Plan for the Intermediate Bond Fund provides that such Fund

---------------------
40

                                       NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
may pay Stephens up to 0.05% of the average daily net assets attributable to its Class A shares as compensation for distribution-related services or as reimbursement for distribution-related expenses.

Under the Plan for Class B shares of the Funds, each Fund may pay, as compensation for distribution-related services or as reimbursement for distribution-related expenses, a monthly fee at an annual rate of up to 0.70% of the average daily net assets attributable to the Class B shares of the Ginnie Mae Fund and up to 0.75% of the average daily net assets attributable to the Class B shares of the Intermediate Bond Fund.

Each Fund may participate in joint distribution activities with other Funds, in which event, expenses reimbursed out of the assets of one of the Funds may be attributable, in part, to the distribution-related activities of another Fund. Generally, the expenses of joint distribution activities are allocated among the Funds in proportion to their relative net asset sizes.

Distribution fees paid on behalf of the Funds for the six months ended September 30, 1997 were as follows:

                                                                   DISTRIBUTION    DISTRIBUTION
                                                                           FEES            FEES
FUND                                                                    CLASS A         CLASS B
-----------------------------------------------------------------------------------------------
Ginnie Mae Fund                                                         $32,152         $81,249
Intermediate Bond Fund                                                      743           5,443
Short-Intermediate U.S. Government Income Fund                            8,112             N/A

WAIVED FEES AND REIMBURSED EXPENSES

All amounts shown as waived fees and reimbursed expenses on the Statement of Operations for the six months ended September 30, 1997 were waived by WFB. Waived fees and reimbursed expenses continue at the discretion of WFB and Stephens. WFB and Stephens agreed to waive or reimburse all or a portion of their respective fees charged to, or expenses paid by, each Fund to ensure that the total Fund operating expenses did not exceed, on an annual basis, 0.82%, 0.80%, and 0.71% of the average daily net assets of each Fund's Class A shares and 0.77%, 0.75%, and 0.65% of the average daily net assets of each Fund's Institutional Class shares, respectively, through August 31, 1997.

Certain officers and one director of the Company are also officers of Stephens. As of September 30, 1997, Stephens owned 120 shares of the Ginnie Mae, 6 shares of the Intermediate Bond and 126 shares of the Short-Intermediate U.S. Government Income Funds.

                                                           ---------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Stephens has retained $2,566,666 as sales charges from the proceeds of Class A shares sold and $419,434 from the proceeds of Class B shares redeemed by the Company for the six months ended September 30, 1997. Wells Fargo Securities Inc., a subsidiary of WFB, received $2,566,342 as sales charges from the proceeds of Class A shares sold and $419,434 from the proceeds of Class B shares redeemed by the Company for the six months ended September 30, 1997.

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date), for each Fund for the six months ended September 30, 1997, were as follows:

                                                                     SHORT-INTERMEDIATE
AGGREGATE PURCHASES                         GINNIE MAE  INTERMEDIATE    U.S. GOVERNMENT
 AND SALES                                        FUND    BOND FUND         INCOME FUND
---------------------------------------------------------------------------------------
Total purchases at cost                   $147,656,518  $18,815,129         $22,728,003
Total sales proceeds                       154,364,679   15,588,684          22,251,022

---------------------
42

                                       NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

4. CAPITAL SHARE TRANSACTIONS

As of September 30, 1997, there were over 106 billion shares of $0.001 par value capital stock authorized by the Company. As of September 30, 1997, the Intermediate Bond and Short-Intermediate U.S. Government Income Funds were each authorized to issue 100 million shares of $0.001 par value capital stock for each class of shares, and the Ginnie Mae Fund was authorized to issue 300 million shares of $0.001 par value capital stock for each class of shares. Capital share transactions for the Funds were as follows:

                                                                                               GINNIE MAE FUND
                                                              ------------------------------------------------
                                                               (UNAUDITED)
                                                               FOR THE SIX
                                                              MONTHS ENDED     FOR THE SIX        FOR THE NINE
                                                                 SEPT. 30,    MONTHS ENDED        MONTHS ENDED
                                                                      1997  MARCH 31, 1997  SEPT. 30, 1996 (1)
--------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
  Shares sold -- Class A                                           371,083         347,593           4,023,370
  Shares issued in reinvestment of dividends -- Class A            231,388         274,415             481,543
  Shares redeemed -- Class A                                    (1,762,535)     (1,949,159)         (5,508,045)
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -- CLASS A        (1,160,064)     (1,327,151)         (1,003,132)
  Shares sold -- Class B                                           290,214         336,300           1,203,149
  Shares issued in reinvestment of dividends -- Class B             26,077          25,964              29,609
  Shares redeemed -- Class B                                      (208,690)       (216,351)           (325,522)
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -- CLASS B           107,601         145,913             907,236
  Shares sold -- Institutional Class                                22,819          81,720             503,644
  Shares issued in reinvestment of dividends --
    Institutional Class                                              4,824           5,444                  22
  Shares redeemed -- Institutional Class                           (77,605)        (51,324)            (22,624)
NET INCREASE (DECREASE) IN SHARES OUTSTANDING --
 INSTITUTIONAL CLASS                                               (49,962)         35,840             481,042

(1) "SHARES SOLD" INCLUDES 1,427,922 FOR CLASS A AND 460,157 FOR THE INSTITUTIONAL CLASS, AS A RESULT OF THE PACIFICA INTERMEDIATE GOVERNMENT BOND FUND MERGER.

                                                           ---------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

                                                                                    INTERMEDIATE BOND FUND
                                                              --------------------------------------------
                                                               (UNAUDITED)
                                                               FOR THE SIX
                                                              MONTHS ENDED     FOR THE SIX         FOR THE
                                                                 SEPT. 30,    MONTHS ENDED      YEAR ENDED
                                                                      1997  MARCH 31, 1997  SEPT. 30, 1996
----------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
  Shares sold -- Class A                                           159,154          12,388          33,572
  Shares issued in reinvestment of dividends -- Class A              4,554           3,659          17,750
  Shares redeemed -- Class A                                       (54,730)        (38,323)     (3,650,324)
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -- CLASS A          (108,978)        (22,276)     (3,599,002)
  Shares sold -- Class B                                           179,854          67,910               3
  Shares issued in reinvestment of dividends -- Class B              1,944             137               0
  Shares redeemed -- Class B                                        (5,779)              0               0
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -- CLASS B           176,019          68,047               3
  Shares sold -- Institutional Class                               368,749         396,109       4,275,471
  Shares issued in reinvestment of dividends --
    Institutional Class                                             55,590          53,628         117,940
  Shares redeemed -- Institutional Class                          (594,884)       (538,901)     (1,339,178)
NET INCREASE (DECREASE) IN SHARES OUTSTANDING --
 INSTITUTIONAL CLASS                                              (170,545)        (89,164)      3,054,233

                                                                                            SHORT-INTERMEDIATE
                                                                                   U.S. GOVERNMENT INCOME FUND
                                                              ------------------------------------------------
                                                               (UNAUDITED)
                                                               FOR THE SIX
                                                              MONTHS ENDED     FOR THE SIX        FOR THE NINE
                                                                 SEPT. 30,    MONTHS ENDED        MONTHS ENDED
                                                                      1997  MARCH 31, 1997  SEPT. 30, 1996 (2)
--------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
  Shares sold -- Class A                                           307,827         344,402           5,141,274
  Shares issued in reinvestment of dividends -- Class A             71,189          96,320             184,087
  Shares redeemed -- Class A                                      (682,953)       (773,143)         (5,467,391)
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -- CLASS A          (303,937)       (332,421)           (142,030)
  Shares sold -- Institutional Class                               372,515         475,795           7,965,695
  Shares issued in reinvestment of dividends --
    Institutional Class                                             49,227          69,465                  99
  Shares redeemed -- Institutional Class                          (826,194)     (1,900,814)           (246,997)
NET INCREASE (DECREASE) IN SHARES OUTSTANDING --
 INSTITUTIONAL CLASS                                              (404,452)     (1,355,554)          7,718,797

(2) "SHARES SOLD" INCLUDES 2,016,780 FOR CLASS A AND 7,827,393 FOR THE INSTITUTIONAL CLASS, AS A RESULT OF THE PACIFICA SHORT-TERM GOVERNMENT BOND FUND AND PACIFICA GOVERNMENT INCOME FUND MERGER.

---------------------
44

                                                           LIST OF ABBREVIATIONS

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG              --   Association of Bay Area Governments
ADR               --   American Depository Receipts
AMBAC             --   American Municipal Bond Assurance Corporation
AMT               --   Alternative Minimum Tax
ARM               --   Adjustable Rate Mortgages
BART              --   Bay Area Rapid Transit
CDA               --   Community Development Authority
CDSC              --   Contingent Deferred Sales Charge
CGIC              --   Capital Guaranty Insurance Company
CGY               --   Capital Guaranty Corporation
CMT               --   Constant Maturity Treasury
COFI              --   Cost of Funds Index
CONNIE LEE        --   Connie Lee Insurance Company
COP               --   Certificate of Participation
CP                --   Commercial Paper
DW&P              --   Department of Water & Power
DWR               --   Department of Water Resources
EDFA              --   Education Finance Authority
FGIC              --   Financial Guaranty Insurance Corporation
FHA               --   Federal Housing Authority
FHLMC             --   Federal Home Loan Mortgage Corporation
FNMA              --   Federal National Mortgage Association
FSA               --   Financial Security Assurance, Inc
GNMA              --   Government National Mortgage Association
GO                --   General Obligation
HFA               --   Housing Finance Authority
HFFA              --   Health Facilities Financing Authority
IDA               --   Industrial Development Authority
LIBOR             --   London Interbank Offered Rate
LOC               --   Letter of Credit
MBIA              --   Municipal Bond Insurance Association
MFHR              --   Multi-Family Housing Revenue
MUD               --   Municipal Utility District
PCFA              --   Pollution Control Finance Authority
PCR               --   Pollution Control Revenue
PFA               --   Public Finance Authority
PSFG              --   Public School Fund Guaranty
RAW               --   Revenue Anticipation Warrants
RDA               --   Redevelopment Authority
RDFA              --   Redevelopment Finance Authority
R&D               --   Research & Development
SFMR              --   Single Family Mortgage Revenue
TBA               --   To Be Announced
TRAN              --   Tax Revenue Anticipation Notes
USD               --   Unified School District
V/R               --   Variable Rate

                                                           ---------------------

Wells Fargo Bank provides investment advisory services, shareholder services, and certain other services for the Stagecoach Funds. The Funds are sponsored and distributed by STEPHENS INC., Member NYSE/SIPC. Wells Fargo Bank is not affiliated with Stephens Inc.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Stagecoach Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-260-5969. Read the prospectus carefully before you invest or send money.

SC ICI AR (11/97)

STAGECOACH
FUNDS-REGISTERED TRADEMARK-
P.O. Box 7066
San Francisco, CA 94120-7066
DATED MATERIAL
PLEASE EXPEDITE

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                                               -C- 1997 Stagecoach Funds